Exception Grades
Run Date - 2/6/2026 2:11:04 PM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
224389014	XXXX	XXXX		34926514			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	The Right to Cancel was missing from the file, and based on file documentation the borrowers have been living at the subject prior to and potentially during the renovations. Right of Rescission is applicable to transaction.				Reviewer Comment (2025-09-22): H-9 RTC, proof of delivery ([redacted]), and LOE to the borrower provided. Rescission was re-opened prior to diligence review and fully documented. Exception cured. Buyer Comment (2025-09-19): Please see Pg [redacted]- [redacted] for the right to cancel. Please review to cancel this exception. We opened rescission post close.		09/22/2025		2	C	B	C	B	C	B	C	B	C	B		XXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
224389016	XXXX	XXXX		34926523			Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Documentation not found to verify the borrower had access to the business account with [redacted] in the name of [redacted].	Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least $[redacted]. The representative FICO score is above [redacted].	Borrower has been on the job greater than [redacted] years. Residual income of $[redacted]. FICO score of [redacted].	Originator,Aggregator,SitusAMC SitusAMC SitusAMC,Originator,Aggregator	Reviewer Comment (2025-09-24): Client elects to waive with compensating factors. Buyer Comment (2025-09-23): Please downgrade this exception with the following compensating factors: - Credit score [redacted] - No delinquency on credit report, no mortgage lates - Borrower has >[redacted]+ years business experience and history - $[redacted] in residual income/month			09/24/2025	2	C	B	C	B	C	B	C	B	C	B		XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
224389017	XXXX	XXXX		34926525			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted] or [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Buyer Comment (2025-09-19): Seller acknowledges. No change to grading.			09/19/2025	2	B	B	B	B	B	B	B	B	B	B		XXXX	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224389017	XXXX	XXXX		34926526			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		The file was missing the hazard insurance documentation for this investment property, please provide for review.				Reviewer Comment (2025-09-22): Received HOI Dec Page for investment property [redacted] effective [redacted]. Cleared exception. Buyer Comment (2025-09-22): Please see the attached HOI dec page for the non subject.	09/22/2025			1	C	A	C	A	C	A	C	A	C	A		XXXX	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224389018	XXXX	XXXX		34926531			Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		The file was missing the Final Closing Disclosure from the bridge loan on the departure residence. Please provide for review.				Reviewer Comment (2025-09-22): Closing statement from [redacted] loan confirming proceeds has been provided. Exception cleared. Buyer Comment (2025-09-19): Please see attached for the [redacted] loan financing.	09/22/2025			1	C	A	C	A	C	A	C	A	C	A		XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224389022	XXXX	XXXX		34926541			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least [redacted] business days prior to closing.	Verification of earlier borrower receipt of the revised Loan Estimate is missing from the file.				Reviewer Comment (2025-09-22): [redacted] received proof of earlier electronic receipt. Buyer Comment (2025-09-19): Please see the attached from our LOS online documents portal confirming the client viewed the LE from [redacted] on [redacted].	09/22/2025			1	C	A	C	A	C	A	C	A	C	A		XXXX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224389023	XXXX	XXXX		34926547			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:[redacted] Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Lender credit was last disclosed as -$[redacted] on the Loan Estimate, but was disclosed as $[redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure.				Reviewer Comment (2025-09-25): [redacted] received PCCD, LOE, proof of mailing & copy of refund check. Buyer Comment (2025-09-24): Please see the cure redisclosure package attached		09/25/2025		2	C	B	C	B	C	B	C	B	C	B		XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
224389025	XXXX	XXXX		34926557			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least [redacted] business days prior to closing.	Verification of earlier borrower receipt of the revised Loan Estimate was missing from the file.				Reviewer Comment (2025-09-22): [redacted] received earliest receipt of LE. Buyer Comment (2025-09-19): Please see the attached internal screenshot showing that the LE dated [redacted] was viewed/received by the borrower on [redacted]. Please be aware, 'Website FYI' denotes the time the LE was viewed/received by the borrower electronically.	09/22/2025			1	C	A	C	A	C	A	C	A	C	A		XXXX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224389029	XXXX	XXXX		34926566			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least [redacted] business days prior to closing.	Verification of earlier borrower receipt of the revised Loan Estimate is missing from the file.				Reviewer Comment (2025-09-22): [redacted] received earliest receipt of LE. Buyer Comment (2025-09-19): Please see attached confirming when the LE was viewed. Website FYI is the borrower viewing the document.	09/22/2025			1	C	A	C	A	C	A	C	A	C	A		XXXX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224389030	XXXX	XXXX		34926571			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Insufficient or no cure was provided to the borrower.	[redacted]% fee violation due to an increase in the title-signing fee. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.
Reviewer Comment (2025-09-23): [redacted] received corrected PCCD and LOE

Buyer Comment (2025-09-22): Please see the attached pccd moving the notary fee to section C and adding title prefix to the pest inspection fee. Also included are an loe to borrower and shipping label.

Reviewer Comment (2025-09-22): [redacted] received rebuttal and we confirm corrected PCCD moving the title - notary fee to sec C along with LOE would suffice. Please provide corrected PCCD and LOE.

Buyer Comment (2025-09-19): The Notary fee was paid to a non affiliate and moved to section  on the final CD in error. Reviewer to confirm a revised CD moving the fee back to section C will remedy the issue.

																		09/23/2025			1	C	A	C	A	C	A	C	A	C	A		XXXX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
224389030	XXXX	XXXX		34926572			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Pest Inspection Fee was last disclosed as $[redacted] on the Loan Estimate, but was disclosed as $[redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.
Reviewer Comment (2025-09-24): [redacted] received Letter of explanation and Corrected Closing disclosure with Title-prefix and received rebuttal comment it was confirmed that the Pest inspection fee service was shopped by the borrower and not selected the provider from the list.

Buyer Comment (2025-09-23): The lender does not require a pest inspection. The purchase contract confirms the the termite inspection was a condition of the purchase, irrespective of any mortgage transaction. Reviewer to review counter offer on page [redacted]/[redacted] of the loan images. Line [redacted] confirms the termite inspection was to be completed by a professional company and page [redacted]/[redacted] where the termite inspection is initially mentioned in the [redacted]. No attestation should be required as the inspection has already been addressed in the [redacted].

Reviewer Comment (2025-09-23): [redacted] received corrected PCCD and LOE, however we also require attestation confirming whether the lender or title company required the pest inspection fee.  If the lender required, the fee then a cure is due to the borrower.  If the borrower-chosen service provider further outsourced the Fee, an attestation from the seller is needed.  The attestation/letter should confirm that the service was outsourced by the borrower-chosen provider.

Reviewer Comment (2025-09-22): [redacted] received rebuttal and we confirm corrected PCCD with the title prefix along with LOE would suffice. Please provide corrected PCCD and LOE.

Buyer Comment (2025-09-19): The $[redacted] pest inspection was paid to a non affiliate and printed on the final CD without the title prefix in error. Reviewer to confirm adding the prefix on a revised CD will remedy the issue.

																		09/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXXX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
224389031	XXXX	XXXX		34926577			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on [redacted] disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in "Other" section where regulation requires insurance to be disclosure under "Homeowner's Insurance" section. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment (2025-09-19): Seller acknowledges exception, no change in grading			09/19/2025	2	B	B	B	B	B	B	B	B	B	B		XXXX	Second Home	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
224389034	XXXX	XXXX		34926588			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date ___; Disbursement Date: ___; Note Date: ___; Transaction Date: ___	HOI was effective on [redacted] after loan disbursed on [redacted]				Reviewer Comment (2025-09-23): Updated dates as per Insurance policy. Exception cleared. Buyer Comment (2025-09-23): Please see Pg [redacted] of the loan file which confirms coverage effective date of [redacted] which is the date of disbursement which meets guidelines. Please review to clear this condition.	09/23/2025			1	C	A	C	A	C	A	C	A	C	A		XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224389035	XXXX	XXXX		34926591			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted] or [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Buyer Comment (2025-09-19): Seller acknowledges the exception, no change to grading.			09/19/2025	2	B	B	B	B	B	B	B	B	B	B		XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224389037	XXXX	XXXX		34926597			Compliance	Compliance	Federal Compliance	GSE	[redacted] - [redacted]% Points and Fees	[redacted] [redacted]% Points and Fees Test. Points and Fees on subject loan of [redacted]% is in excess of the investor allowable maximum of [redacted]% of the Federal Total Loan Amount. Points and Fees total $[redacted] on a Federal Total Loan Amount of $[redacted] vs. an investor allowable total of $[redacted] (an overage of $[redacted] or [redacted]%).					Buyer Comment (2025-09-22): Seller acknowledges the exception, no change to grading.			09/22/2025	2	B	B	B	B	B	B	B	B	B	B		XXXX	Primary	Purchase	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
224389040	XXXX	XXXX		34926607			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Condo Approval. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. $[redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Condo Approval Fee in Section C of the CD was not disclosed on the Loan Estimate, but was disclosed as $[redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.
Reviewer Comment (2025-09-26): [redacted] received Letter of explanation and Corrected Closing disclosure.

Buyer Comment (2025-09-25): Please see the attached for the corrected CD and LOE to client.

Reviewer Comment (2025-09-24): [redacted] received rebuttal and fee is disclosed without title prefix, if fee was not required, it should be listed in section [redacted] instead of section [redacted].  Corrected CD and LOE required to remediate.

Buyer Comment (2025-09-23): The fee is in section [redacted] of he final CD and as such is subject to unlimited tolerance per being services the borrower shopped for.

																		09/26/2025			1	C	A	C	A	C	A	C	A	C	A		XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
224389041	XXXX	XXXX		34926611			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least [redacted] business days prior to closing.	Verification of earlier borrower receipt of the revised Loan Estimate was missing from the file.				Reviewer Comment (2025-09-24): [redacted] received disclosure tracking showing LE dated [redacted] received by borrower on [redacted]. Buyer Comment (2025-09-23): Please see the attached internal screenshot showing that the LE dated [redacted] was viewed/received by the borrower on [redacted]. Please be aware, 'Website FYI' denotes the time the LE was viewed/received by the borrower electronically.	09/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224389041	XXXX	XXXX		34926612			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points were last disclosed as $[redacted] on the Loan Estimate, but were disclosed as $[redacted] on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.				Reviewer Comment (2025-09-24): [redacted] received Valid COC dated [redacted]. Buyer Comment (2025-09-23): The loan discount points were charged at .[redacted] of the loan amount. A fee of $[redacted] was disclosed on the LE with loan amount of $[redacted] and it increased to $[redacted] with loan amount increase to $[redacted] on [redacted].	09/24/2025			1	C	A	C	A	C	A	C	A	C	A		XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
224389043	XXXX	XXXX		34926618			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least [redacted] business days prior to closing.	Verification of earlier borrower receipt of the revised Loan Estimate is missing from the file.				Reviewer Comment (2025-09-23): [redacted] received earliest receipt of LE. Buyer Comment (2025-09-22): Please see the attached internal screenshot showing that the LE dated [redacted] was viewed/received by the borrower on [redacted]. Please be aware, 'Website FYI' denotes the time the LE was viewed/received by the borrower electronically.	09/23/2025			1	C	A	C	A	C	A	C	A	C	A		XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224389045	XXXX	XXXX		34926625			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.					Buyer Comment (2025-09-22): Seller acknowledges the exception, no change to grading.			09/22/2025	2	B	B	B	B	B	B	B	B	B	B		XXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
224389047	XXXX	XXXX		34926632			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2025-09-22): Final Title policy received with coverage amount. Exception cleared.	09/22/2025			1	A	A	A	A	A	A	A	A	A	A		XXXX	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224389047	XXXX	XXXX		34926633			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted] or [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2025-09-22): Final Title policy received with coverage amount. Exception cleared. Buyer Comment (2025-09-22): Please see attached, Final Title policy as request	09/22/2025			1	B	A	B	A	B	A	B	A	B	A		XXXX	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224389048	XXXX	XXXX		34926634			Compliance	Compliance	Federal Compliance	GSE	[redacted] - [redacted]% Points and Fees	[redacted] [redacted]% Points and Fees Test. Points and Fees on subject loan of [redacted]% is in excess of the investor allowable maximum of [redacted]% of the Federal Total Loan Amount. Points and Fees total $[redacted] on a Federal Total Loan Amount of $[redacted] vs. an investor allowable total of $[redacted] (an overage of $[redacted] or [redacted]%).	It was noted the QM Findings in file reflect the result as fail.				Buyer Comment (2025-09-23): Seller acknowledges exception, no change to grading.			09/23/2025	2	B	B	B	B	B	B	B	B	B	B		XXXX	Second Home	Purchase	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
224389048	XXXX	XXXX		34926635			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on [redacted] disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in "Other" section where regulation requires insurance to be disclosure under "Homeowner's Insurance" section. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment (2025-09-24): Seller acknowledges exception, no change to grading.			09/24/2025	2	B	B	B	B	B	B	B	B	B	B		XXXX	Second Home	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
224389048	XXXX	XXXX		34926639			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure disclosed an amount financed of $[redacted] calculated amount financed is $[redacted]. Variance is $[redacted] due to the Section H fees, certified fraud protection $[redacted]. and courtesy closing fee $[redacted].
Reviewer Comment (2025-10-03): [redacted] received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Buyer Comment (2025-10-02): Please see attached, Cure packet with LOE, PCCD, Check and shipping information

Reviewer Comment (2025-09-30): EXCEPTION HISTORY - Exception Detail was updated on [redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]). (Final/[redacted])

Reviewer Comment (2025-09-29): While a notary fee itself (for notarial action) paid to a third party may be excluded from finance charge under [redacted], a signing fee or charge for "mobile" notary to come to borrower to conduct signing is not excluded from finance charge. Only flat amount for notarizing documents as authorized by law is excludable. See commentary under [redacted] below:
 3. Notary fees. In order for a notary fee to be excluded under [redacted], all of the following conditions must be met:
 i. The document to be notarized is one used to perfect, release, or continue a security interest.
 ii. The document is required by law to be notarized.
 iii. A notary is considered a public official under applicable law.
 iv. The amount of the fee is set or authorized by law.

 If the fee disclosed represents a notary and signing fee lumped together, the total would be considered a finance charge unless it can be demonstrated which portion was allocated for which service.

While notary fees (for notarial action) paid to a third party may be excluded from finance charge under [redacted] , a signing fee would not be considered excludable. If this fee represents a notary and signing fee lumped together, the total would be considered a finance charge. Please provide an explanation for the purpose of the entire amount of the loan doc signing fee.

Buyer Comment (2025-09-26): Please see attached, title company email confirming both the Cerfied ID fee and the courtesy closing fees were not a resulf of the financing and should not be included as a pre-paid finance charge. Both fees would be applicable to a similar cash-based transaction. The Certified Fraud Protection fee allowd the borrower access to a secure portal to send and receive wiring instructions. The courtesy closing fee was for the mobile notary.

																			10/03/2025		2	C	B	C	B	C	B	C	B	C	B		XXXX	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
224389048	XXXX	XXXX		34926640			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page [redacted] that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure disclosed a finance charge of $[redacted]; calculated finance charge is $[redacted]. [redacted] is due to the Section [redacted] fees, certified fraud protection $[redacted]. and courtesy closing fee $[redacted].
Reviewer Comment (2025-10-03): [redacted] received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Buyer Comment (2025-10-02): Please see attached, Cure packet with LOE, PCCD, Check and shipping information

Reviewer Comment (2025-09-30): EXCEPTION HISTORY - Exception Detail was updated on [redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page [redacted] that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]). (Final/[redacted])

Reviewer Comment (2025-09-29): While a notary fee itself (for notarial action) paid to a third party may be excluded from finance charge under [redacted], a signing fee or charge for "mobile" notary to come to borrower to conduct signing is not excluded from finance charge. Only flat amount for notarizing documents as authorized by law is excludable. See commentary under [redacted] below:
 3. Notary fees. In order for a notary fee to be excluded under §[redacted], all of the following conditions must be met:
 i. The document to be notarized is one used to perfect, release, or continue a security interest.
 ii. The document is required by law to be notarized.
 iii. A notary is considered a public official under applicable law.
 iv. The amount of the fee is set or authorized by law.

 If the fee disclosed represents a notary and signing fee lumped together, the total would be considered a finance charge unless it can be demonstrated which portion was allocated for which service.

While notary fees (for notarial action) paid to a third party may be excluded from finance charge under [redacted], a signing fee would not be considered excludable. If this fee represents a notary and signing fee lumped together, the total would be considered a finance charge. Please provide an explanation for the purpose of the entire amount of the loan doc signing fee.

Buyer Comment (2025-09-26): Please see attached, title company email confirming both the Cerfied ID fee and the courtesy closing fees were not a resulf of the financing and should not be included as a pre-paid finance charge. Both fees would be applicable to a similar cash-based transaction. The Certified Fraud Protection fee allowd the borrower access to a secure portal to send and receive wiring instructions. The courtesy closing fee was for the mobile notary.

																			10/03/2025		2	C	B	C	B	C	B	C	B	C	B		XXXX	Second Home	Purchase
TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)
																																					C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
224389050	XXXX	XXXX		34926641			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted] or [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2025-09-23): Final Title policy received with coverage amount. Exception cleared. Buyer Comment (2025-09-23): Please see attached final title policy.	09/23/2025			1	B	A	B	A	B	A	B	A	B	A		XXXX	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224611743	XXXX	XXXX		35152798			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Guarantor Agreement is missing in file.				Reviewer Comment (2025-10-28): provided Buyer Comment (2025-10-23): Please see uploaded Guaranty.	10/28/2025			1	D	A	D	A	D	A	D	A	D	A		XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
224765798	XXXX	XXXX		35338661			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Accounts #[redacted], #[redacted] and EMDs totaling $[redacted] are being used totaling $[redacted]. Total funds to close, including fees paid outside of closing and EMDs, is $[redacted]. Some of the total funds is going towards reserves.
Reviewer Comment (2025-11-05): Recvd updated HUD with YSP, exception cleared

Buyer Comment (2025-11-04): Please see attached-

Here is our HUD, see page [redacted], shows YSP by L  lender to  [redacted].

On Escrows sign Hud they also included brokers feee $[redacted] and appraisal reinspection fee $[redacted]

YSP paid by lender to borrower of $[redacted],   escrow also included broker fee $[redacted] and $[redacted] appraisal reinspection fee for total of $[redacted], this is what was paid out to broker

Reviewer Comment (2025-11-03): Provide an  ALTA statement showing YSP instead of Broker Fee.

Buyer Comment (2025-11-03): That is not the broker fee - That is the YSP paid by Lender to Broker for rate chosen, this is not a borrower fee at all- please clear condition.

Reviewer Comment (2025-10-31): Yes, we are including the Broker fee of $[redacted] (POC), I'm not seeing a YSP. Exception remains

Buyer Comment (2025-10-31): in reviewing page [redacted] of the final HUD-  the only POC fees are Appraisal fee  $[redacted] and Credit report  $[redacted]. The YSP is showing as POC too but that is paid by us Lender to Broker, is this what you are referring to?

Reviewer Comment (2025-10-28): Part of the funds to close is fees paid outside of closing and have not been sourced. Exception remains.

Buyer Comment (2025-10-23): we have sufficient funds for closing and reserves.
Total funds to close after emd credit is $[redacted] - verified funds is $[redacted] , Borrower has retirement assets with [redacted] after [redacted]% discount balance is $[redacted] which is used for reserves. these were originally uploaded with the complete file pkg

Buyer Comment (2025-10-23): we have sufficient funds for closing and reserves.
Total funds to close after emd credit is $[redacted] - verified funds is $[redacted], Borrower has retirement assets with [redacted] after [redacted]% discount balance is $[redacted] which is used for reserves. these were originally uploaded with the complete file pkg

Buyer Comment (2025-10-23): we have sufficient funds for closing and reserves.
Total funds to close after emd credit is $[redacted]- verified funds is $[redacted], Borrower has retirement assets with [redacted] after [redacted]% discount balance is $[redacted] which is used for reserves. these were originally uploaded with the complete file pkg

																		11/05/2025			1	C	A	C	A	C	A	C	A	C	A		XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No